Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Total	R$ 94,445	R$ 10,307
Current liabilities	89,576	7,979
Non-current liabilities	4,869	2,328
Accounts payable to commercial establishments
Other liabilities
Total	80,411	2,215
Interest on prepayment for assignment of receivables
Other liabilities
Total	5,207
Advance of clients
Other liabilities
Total	1,590	1,420
Post-employment benefit
Other liabilities
Total	1,311	1,210
Installment payment of taxes and contribution
Other liabilities
Total	619
Others
Other liabilities
Total	5,307	5,462
Napse S.R.L. | Others
Other liabilities
Total	3,584	4,603
Linx Pay Meios de Pagamentos Ltda.
Other liabilities
Total	R$ 85,702	R$ 2,215